17. Pension plan (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY	Dec. 31, 2010 ZHEJIANG CNY
Aggregate contributions to pension plans and retirement benefit schemes	$ 364	$ 455	$ 390	2,564	2,331	488